Income and Expenses Relating to Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2024
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2022, 2023 and 2024 consist of the following:

	Millions of yen
	2022	2023	2024
Life insurance premiums	¥431,289	¥451,404	¥459,655
Life insurance related investment income*	50,521	42,666	99,268

	¥481,810	¥494,070	¥558,923

*
Life insurance related investment income in fiscal 2022, 2023 and 2024 include net unrealized holding gains of ¥8,004 million, ¥851 million and ¥43,301 million on equity securities held as of March 31, 2022, 2023 and 2024, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2022, 2023 and 2024, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2022	2023	2024
Reinsurance benefits	¥2,744	¥3,239	¥3,452
Reinsurance premiums	(4,498)	(4,891)	(4,937)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2022, 2023 and 2024 are mainly as follows:

	Millions of yen
	2022	2023	2024
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥8,501	¥(2,312)	¥40,821
Net gains or losses from derivative contracts :	(1,520)	(1,360)	(3,568)
Futures	(1,075)	(855)	(3,046)
Foreign exchange contracts	(445)	(505)	(522)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(67,984)	¥(35,097)	¥3,208
Insurance costs recognized for insurance and annuity payouts as a result of insured events	69,727	28,754	26,997
Changes in the fair value of the reinsurance contracts	1,083	538	1,890